AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                   (UNAUDITED)

                             AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                     FOR THE SIX MONTHS ENDED JUNE 30, 2002

                                   (UNAUDITED)


                                    CONTENTS


Statement of Assets, Liabilities and Partners' Capital.....................    1
Statement of Operations....................................................    2
Statement of Changes in Partners' Capital - Net Assets.....................    3
Notes to Financial Statements..............................................    4
Schedule of Portfolio Investments..........................................   11
Schedule of Securities Sold, Not Yet Purchased.............................   15
Schedule of Written Options................................................   16

AUGUSTA PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002
ASSETS                                                               (UNAUDITED)

Investments in securities, at market (cost - $59,027)                  $  58,919
Cash and cash equivalents                                                 43,892
Receivables for investment securities sold                                 5,030
Due from broker                                                           11,481
Dividends receivable                                                          34
Interest receivable                                                           76
Other assets                                                                  12
                                                                       ---------

       TOTAL ASSETS                                                      119,444
                                                                       ---------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $9,912)          9,674
Outstanding options written, at value (premiums - $73)                        78
Payable for investment securities purchased                                9,186
Management fees payable                                                       91
Accrued expenses                                                             290
                                                                       ---------

       TOTAL LIABILITIES                                                  19,319
                                                                       ---------

             NET ASSETS                                                $ 100,125
                                                                       =========

PARTNERS' CAPITAL

Represented by:
Net capital contributions                                              $ 100,000
Net unrealized appreciation on investments                                   125
                                                                       ---------

       PARTNERS' CAPITAL - NET ASSETS                                  $ 100,125
                                                                       =========

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                                SIX MONTHS ENDED
                                                                                  JUNE 30, 2002
                                                                                   (UNAUDITED)
INVESTMENT INCOME
    Dividends                                                                       $       230
    Interest                                                                                154
                                                                                    -----------
                                                                                            384
                                                                                    -----------
EXPENSES
       Management fees                                                                      602
       Professional fees                                                                     97
       Administration fees                                                                   81
       Custodian fees                                                                        71
       Prime broker fees                                                                     56
       Insurance expense                                                                     44
       Dividends on securities sold, not yet purchased                                       29
       Individual General Partners' fees and expenses                                        13
       Miscellaneous                                                                         25
                                                                                    -----------
          TOTAL EXPENSES                                                                  1,018
                                                                                    -----------

          NET INVESTMENT LOSS                                                              (634)
                                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                                             (4,965)
       Purchased options                                                                 (1,461)
       Written options                                                                      835
       Securities sold, not yet purchased                                                  (601)
                                                                                    -----------

       NET REALIZED LOSS ON INVESTMENTS                                                  (6,192)

    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                (27,109)
                                                                                    -----------

          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                               (33,301)
                                                                                    -----------

          DECREASE IN PARTNERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES          $   (33,935)
                                                                                    ===========

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                SIX MONTHS ENDED      YEAR ENDED
                                                                  JUNE 30, 2002   DECEMBER 31, 2001
                                                                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES

    Net investment loss                                           $      (634)        $      (196)
    Net realized gain (loss) on investments                            (6,192)              5,789
    Net change in unrealized appreciation on investments              (27,109)             (5,625)
                                                                  -----------         -----------

       DECREASE IN PARTNERS' CAPITAL DERIVED
            FROM INVESTMENT ACTIVITIES                                (33,935)                (32)

PARTNERS' CAPITAL TRANSACTIONS

    Capital contributions                                               3,613                 780
    Capital withdrawals - General Partner                                -                   (195)
    Capital withdrawals - Limited Partners                               -                (22,119)
                                                                  -----------         -----------

       INCREASE (DECREASE) IN PARTNERS' CAPITAL
            DERIVED FROM CAPITAL TRANSACTIONS                           3,613             (21,534)

       PARTNERS' CAPITAL AT BEGINNING OF PERIOD                       130,447             152,013
                                                                  -----------         -----------

       PARTNERS' CAPITAL AT END OF PERIOD                         $   100,125         $   130,447
                                                                  ===========         ===========


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2002  (UNAUDITED)
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Augusta Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. The Partnership is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Second Amended and Restated Limited Partnership Agreement, dated as of February 10, 1999. The Partnership's investment objective is to achieve capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers and in options, bonds and other fixed-income securities of U.S. and foreign issuers, as well as other financial instruments.

         There are four Individual General Partners who serve as the governing board of the Partnership and a "Manager." The Manager is Augusta Management, L.L.C., (the "Manager") whose principal members are CIBC World Markets Corp. ("CIBC WM") and Ardsley Advisory Partners ("Ardsley"). Investment professionals at Ardsley manage the Partnership's investment portfolio on behalf of the Manager under CIBC WM's supervision.

         The acceptance of initial and additional capital contributions from Limited Partners is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that, generally, it will recommend to the Individual General Partners that the Partnership offer to repurchase interests from Partners once in each year effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.   PORTFOLIO VALUATION

         Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis, and dividends are recorded on an ex-dividend date basis. Interest income and expenses are recorded on an accrual basis.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

         Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

    2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

         The Partnership may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and non-hedging purposes. These contracts are valued at fair value with the resulting gains and losses included in net gain from investment transactions. The Partnership did not hold any financial futures, foreign exchange options or foreign currency forward contracts at June 30, 2002.

         B.   CASH EQUIVALENTS

         The Partnership treats all highly-liquid financial instruments that mature within three months as cash equivalents. At June 30, 2002, $43,892,366 in cash equivalents was held at PNC Bank.

         C.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Partnership has been made. The Partners are individually liable for the income taxes on their share of the Partnership's income.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide's "Audits of Investment Companies" effective for 2001, the Partnership reclassified $634,530 and $6,191,940 from net investment loss and net realized loss on investments, respectively, to net capital contributions for the six months ended June 30, 2002. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Partnership's partners and had no effect on net assets.

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services. In exchange for such services, the Partnership pays CIBC WM a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

         During the six months ended June 30, 2002, CIBC WM earned $14,250, in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such limited partner during such period. The incentive allocation will be charged to a limited partner

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. For each incentive allocation period, the Manager can elect to withdraw the incentive allocation within 30 days. During the six months ended June 30, 2002, there were no incentive allocation payments made to the Manager.

         Each Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fee from the Partnership. One Individual General Partner is an "interested person" of the Partnership, as defined by the Act. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended June 30, 2002, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $20,856.

         PFPC Trust Company (the "Custodian" ) serves as Custodian of the Partnership's assets.

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership  and  in  that  capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the six months ended June 30, 2002, amounted to $276,706,759 and $286,107,109 respectively.

         At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized appreciation on investments was $124,819 consisting of $6,427,132 gross unrealized appreciation and $6,302,313 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased and premiums from written options.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS (CONTINUED)

         indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the six months ended June 30, 2002, the Partnership had no outstanding margin borrowings.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         The Partnership maintains cash in bank deposit accounts which, at times, may exceed Federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         The Partnership's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Partnership may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. At June 30, 2002, the Partnership had no foreign spot currency, futures, options or forward contracts outstanding.

         Securities sold, not yet purchased represents obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and partners' capital.

         The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for the same manner as investment securities.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the six months ended June 30, 2002, transactions in purchased options were as follows:

                                                            CALL OPTIONS                                    PUT OPTIONS
                                            ----------------------------------------------      -----------------------------------
                                                    NUMBER                                            NUMBER
                                                 OF CONTRACTS               COST                  OF CONTRACTS             COST
                                                 ------------               ----                  ------------             ----
        Beginning balance                            1,500                $ 310,110                      0              $       0
        Options purchased                           15,445                2,065,339                    600                153,338
        Options closed                              (5,050)                (904,225)                  (300)               (78,713)
        Options expired                            (10,995)              (1,265,199)                  (300)               (74,625)
                                                  ---------             ------------                 ------            -----------
        Options outstanding at
            June 30, 2002                              900               $  206,025                      0              $       0
                                                  =========             ============                 ======            ===========


         When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security, index or currency underlying the written option.

         Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

         During the six months ended June 30, 2002, transactions in written options were as follows:

                                                          CALL OPTIONS                                   PUT OPTIONS
                                          ---------------------------------------------    ---------------------------------------
                                                NUMBER OF              AMOUNT OF               NUMBER OF          AMOUNT OF
                                                CONTRACTS               PREMIUM                CONTRACTS           PREMIUM
                                                ---------               -------                ---------           -------
        Beginning balance                          2,125               $ 508,782                     0            $       0
        Options written                            7,985               1,368,942                 2,810              598,649
        Options closed                            (5,360)             (1,061,239)               (2,510)            (566,399)
        Options expired                           (4,275)               (743,643)                 (300)             (32,250)
                                                 --------            ------------              --------          -----------
        Options outstanding at
            June 30, 2002                            475              $   72,842                     0            $       0
                                                 ========            ============              ========          ===========

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                        SIX MONTHS ENDED           YEAR ENDED              YEAR DNDED             YEAR ENDED
                                          JUNE 30, 2002         DECEMBER 31, 2001      DECEMBER 31, 2000      DECEMBER 31, 1999
                                          -------------         -----------------      -----------------      -----------------

     Net Assets,
     end of period  (000)                   $100,125                $130,447                 $152,013              $181,840

     Ratio of net investment
     loss to average net assets               (1.09%)*               (0.14%)                  (0.13%)                (0.48%)

     Ratio of expenses to average
     net assets                                1.75%*                 1.92%                    1.80%                  1.73%

     Total return**                          (25.35%)                (0.03%)                 (13.94%)                58.15%

     Portfolio turnover                         325%                   662%                     534%                   617%

     Average debt ratio                         N/A                    N/A                     0.24%                  2.06%

                                             YEAR ENDED             YEAR ENDED
                                         DECEMBER 31, 1998      DECEMBER 31, 1997
                                         -----------------      -----------------

     Net Assets,
     end of period  (000)                     $118,451               $128,766

     Ratio of net investment
     loss to average net assets                 (0.25%)                (0.48%)

     Ratio of expenses to average
     net assets                                  1.87%                  1.80%

     Total return**                             13.96%                 20.75%

     Portfolio turnover                           723%                   627%

     Average debt ratio                          2.19%                  1.04%

    *   Annualized
    ** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, net of incentive allocation to the Manager, if any. Total return for a period of less than a full year is not annualized.
   N/A  Not applicable


AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
---------------------------------------------------------------------------------------------------

                                                                                     JUNE 30, 2002
   SHARES                                                                            MARKET VALUE
            COMMON STOCK - 58.80%
               BUILDING - RESIDENTIAL/COMMERCIAL - 4.09%
     80,000      D.R. Horton, Inc.                                                   $   2,082,400
     35,000      Pulte Homes, Inc.                                                       2,011,800
                                                                                    ---------------
                                                                                         4,094,200
                                                                                    ---------------
               CHEMICALS - SPECIALTY - 0.89%
     27,500      International Flavors & Fragrances, Inc.                                  893,475
                                                                                    ---------------
               COMMERCIAL SERVICES - 0.93%
     50,000      MemberWorks, Inc.*                                                        926,500
                                                                                    ---------------
               COMPUTER SERVICES - 2.29%
     60,000      CACI International, Inc.*                                               2,291,400
                                                                                    ---------------
               COMPUTERS - VOICE RECOGNITION - 0.69%
    165,000      Nuance Communications, Inc.*                                              689,700
                                                                                    ---------------
               CONTAINERS - METAL/GLASS - 0.86%
    125,000      Crown Cork & Seal Co., Inc.*                                              856,250
                                                                                    ---------------
               DIVERSIFIED MANUFACTURING OPERATIONS -  5.46%
    405,000      Tyco International, Ltd.                                                5,471,550
                                                                                    ---------------
               ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.25%
     55,000      Celestica, Inc.*                                                        1,249,050
                                                                                    ---------------
               ENGINEERING/RESEARCH & DEVELOPMENT SERVICES - 1.30%
    160,000      McDermott International, Inc.*                          (a)             1,296,000
                                                                                    ---------------
               FOOD - MISCELLANEOUS/DIVERSIFIED - 0.76%
     42,500      Chiquita Brands International, Inc.*                                      761,175
                                                                                    ---------------
               GOLD MINING - 1.18%
     62,500      Harmony Gold Mining Co., Ltd.                                             845,625
     30,000      Placer Dome, Inc.                                                         336,300
                                                                                    ---------------
                                                                                         1,181,925
                                                                                    ---------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
---------------------------------------------------------------------------------------------------

                                                                                     JUNE 30, 2002
   SHARES                                                                            MARKET VALUE
            COMMON STOCK - (CONTINUED)
               HEALTH CARE COST CONTAINMENT - 14.70%
    857,500      Caremark Rx, Inc.*                                      (b)         $  14,148,750
     17,500      McKesson Corp.                                                            572,250
                                                                                    ---------------
                                                                                        14,721,000
                                                                                    ---------------
               HUMAN RESOURCES - 0.71%
    110,000      Exult, Inc.*                                                              715,000
                                                                                    ---------------
               INTERNET INFRASTRUCTURE SOFTWARE - 1.04%
    185,000      Openwave Systems, Inc.*                                                 1,037,850
                                                                                    ---------------
               LEISURE & RECREATION PRODUCTS - 1.36%
     62,500      Multimedia Games, Inc.*                                                 1,363,125
                                                                                    ---------------
               MEDICAL - BIOMEDICAL/GENETICS - 0.90%
     22,500      Cambrex Corp.                                                             902,250
                                                                                    ---------------
               MEDICAL - DRUGS - 5.69%
     75,000      Pfizer, Inc.                                                            2,625,000
     60,000      Wyeth                                                                   3,072,000
                                                                                    ---------------
                                                                                         5,697,000
                                                                                    ---------------
               MEDICAL - HMO - 0.94%
     35,000      Health Net, Inc.*                                                         936,950
                                                                                    ---------------
               MEDICAL - HOSPITALS - 2.14%
     45,000      HCA, Inc.                                                               2,137,500
                                                                                    ---------------
               MEDICAL INFORMATION SYSTEMS - 0.75%
    200,000      Allscripts Healthcare Solutions, Inc.*                                    748,000
          1      Per-Se Technologies, Inc.*                                                      9
                                                                                    ---------------
                                                                                           748,009
                                                                                    ---------------
               MEDICAL INSTRUMENTS - 1.62%
     32,500      Beckman Coulter, Inc.                                                   1,621,750
                                                                                    ---------------


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
---------------------------------------------------------------------------------------------------

                                                                                     JUNE 30, 2002
   SHARES                                                                            MARKET VALUE
            COMMON STOCK - (CONTINUED)
               OIL COMPANIES - EXPLORATION & PRODUCTION - 2.90%
     92,500      Ocean Energy, Inc.                                                  $   2,004,475
     20,000      Talisman Energy, Inc.                                                     903,000
                                                                                    ---------------
                                                                                         2,907,475
                                                                                    ---------------
               PHYSICAL THERAPY/REHAB CENTERS - 0.57%
     45,000      HEALTHSOUTH Corp.*                                                        575,550
                                                                                    ---------------
               PHYSICIAN PRACTICE MANAGEMENT - 1.37%
     55,000      Pediatrix Medical Group, Inc.*                                          1,375,000
                                                                                    ---------------
               RETAIL - RESTAURANTS - 1.17%
     47,500      Darden Restaurants, Inc.                                                1,173,250
                                                                                    ---------------
               SUPER - REGIONAL BANKS - US - 1.09%
     33,750      Union Planters Corp.                                                    1,092,488
                                                                                    ---------------
               TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - 2.15%
    910,000      Finisar Corp.*                                                          2,156,700
                                                                                    ---------------
               TELEPHONE - INTEGRATED - 0.00%
          1      Tele Norte Leste Participacoes S.A. - Sponsored ADR                             8
                                                                                    ---------------
                  TOTAL COMMON STOCK (COST $58,818,144)                                 58,872,130
                                                                                    ===============
            PRIVATE PLACEMENT - WARRANTS - 0.00%
               TELECOMMUNICATION SERVICES - 0.00%
     20,743      RMH Teleservices, Inc.*                                                         -
                                                                                    ---------------
                  TOTAL PRIVATE PLACEMENT - WARRANTS (COST $2,595)                               -
                                                                                    ===============

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
---------------------------------------------------------------------------------------------------
 NUMBER OF                                                                           JUNE 30, 2002
 CONTRACTS                                                                           MARKET VALUE
            CALL OPTIONS - 0.05%
               DIVERSIFIED MANUFACTURING OPERATIONS - 0.03%
        600      Tyco International, Ltd., 04/20/02, $35.00                          $      27,000
                                                                                    ---------------
        300    PIPELINES - 0.02%
                 El Paso Corp., 07/20/02, $22.50                                            19,500
                                                                                    ---------------
                 TOTAL CALL OPTIONS (COST $206,025)                                         46,500
                                                                                    ===============

                 TOTAL INVESTMENTS (COST $59,026,764) - 58.85%                          58,918,630
                                                                                    ---------------
                 OTHER ASSETS, LESS LIABILITIES  - 41.15%**                             41,206,478
                                                                                    ---------------
                 NET ASSETS - 100.00%                                                $ 100,125,108
                                                                                    ===============

(a)  Partially or wholly held in a pledged account by the Custodian as collateral for open written options.
(b)  Partially or wholly held in a pledged account by the Custodian as collateral for open short equities.
*    Non-income producing security.
**   Includes $43,892,366 invested in a PNC Bank Money Market Account, which is 43.84% of net assets.

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
---------------------------------------------------------------------------------------------------

                                                                                     JUNE 30, 2002
                                                                                     MARKET VALUE
    SHARES
            SECURITIES SOLD, NOT YET PURCHASED - (9.66%)
               BUILDING - RESIDENTIAL/COMMERCIAL - (0.51%)
     17,500      WCI Communities, Inc.                                               $    (506,625)
                                                                                    ---------------
               CHEMICAL - SPECIALTY - (0.63%)
     12,500      Sigma-Aldrich Corp.                                                      (626,875)
                                                                                    ---------------
               COMMERCIAL BANKS - WESTERN U.S. - (0.39%)
     15,000      Silicon Valley Bancshares                                                (395,400)
                                                                                    ---------------
               COMPUTER SERVICES - (0.30%)
     10,000      FactSet Research Systems, Inc.                                           (297,700)
                                                                                    ---------------
               ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.21%)
     25,000      Pixelworks, Inc.                                                         (209,750)
                                                                                    ---------------
               FIDUCIARY BANKS - (4.12%)
     90,000      Investors Financial Services Corp.                                     (3,018,600)
     15,000      Northern Trust Corp.                                                     (660,900)
     10,000      State Street Corp.                                                       (447,000)
                                                                                    ---------------
                                                                                        (4,126,500)
                                                                                    ---------------
               INDUSTRIAL AUTOMATED/ROBOTICS - (0.15%)
      7,500      Cognex Corp.                                                             (150,375)
                                                                                    ---------------
               MEDICAL - GENERIC DRUGS (1.27%)
     20,000      Barr Laboratories, Inc.                                                (1,270,600)
                                                                                    ---------------
               MEDICAL PRODUCTS - (0.80%)
     15,000      Stryker Corp.                                                            (802,650)
                                                                                    ---------------
               PUBLISHING - NEWSPAPERS - (1.28%)
     25,000      New York Times Co. (The), Class A                                      (1,287,500)
                                                                                    ---------------
            TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $9,911,586)           $  (9,673,975)
                                                                                    ===============


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
---------------------------------------------------------------------------------------------------

                                                                                     JUNE 30, 2002
 NUMBER OF                                                                           MARKET VALUE
 CONTRACTS
            WRITTEN CALL OPTIONS - (0.08%)
        350    BUILDING - RESIDENTIAL/COMMERCIAL - (0.05%)
                 Pulte Homes, Inc., 7/20/02, $60.00                                  $     (52,500)
                                                                                    ---------------
               COMPUTER SERVICES - (0.03%)
        125      CACI International, Inc., Class A, 8/17/02, $40.00                        (25,000)
                                                                                    ---------------
               TOTAL WRITTEN OPTIONS (PREMIUMS $72,842)                              $     (77,500)
                                                                                    ===============

The accompanying notes are an integral part of these financial statements.